Commitments and Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Percentage of impairment loss	100.00%
FTX [Member]
Commitments and Contingencies [Line Items]
Bitcoin claims		$ 9.8